Cash-settled share-based payment provision - Sasol Share Appreciation Rights Scheme (Details) - Share Appreciation Right (SARs)	12 Months Ended
	Jun. 30, 2018 item shares	Jun. 30, 2017 item
Share-based payment transaction
Number of rights granted in cash settled arrangement | item	7,118,321	11,401,116
Number of shares issued under the plan | shares	0
Number of months in which estate of deceased employee can exercise the rights	12 months
Number of months in which employee can exercise the rights on retrenchment or retirement	12 months
Number of days after publication of the results of price sensitive information in which the employees have to wait to deal with the company's equity securities	2 days